Adoption of New Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
Adoption of New Accounting Pronouncements and Issued But Not Yet Effective Accounting Standards
The following is a summary of new accounting pronouncements impacting Park's consolidated financial statements, and issued but not yet effective accounting standards:

Adoption of New Accounting Pronouncements

ASU 2014-09 - Revenue from Contracts with Customers (Topic 606): In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). This ASU creates a new topic, Topic 606, to provide guidance on revenue recognition for entities that enter into contracts with customers to transfer goods or services or enter into contracts for the transfer of nonfinancial assets. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Additional disclosures are required to provide quantitative and qualitative information regarding the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The new guidance is effective for annual reporting periods, and interim reporting periods within those annual periods, beginning after December 15, 2017. The majority of the Company's revenues come from interest income and other sources, including loans, leases, securities and derivatives, that are outside the scope of ASC 606. Certain services that fall within the scope of ASC 606 are presented within "Other income" and are recognized as revenue as the Company satisfies its obligation to the customer. Services within the scope of ASC 606 include income from fiduciary activities, service charges on deposit accounts, other service income, checkcard fee income, ATM fees, and gain on sale of OREO, net. The adoption of this guidance on January 1, 2018 did not have a material impact on Park's consolidated financial statements. However, the adoption of this standard resulted in additional disclosures beginning with the Quarterly Report on 2018 Form 10-Q for the quarterly period ended March 31, 2018. Reference Note 30 - Revenue from Contracts with Customers, for further discussion on the Company's accounting policies for revenue sources within the scope of ASC 606.

ASU 2016-01 - Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. In January 2016, the FASB issued ASU 2016-01 - Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. Changes reflected in the current GAAP model primarily affect the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, this ASU clarifies guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on AFS securities. The new guidance is effective for annual reporting periods, and interim reporting periods within those annual periods, beginning after December 15, 2017. The adoption of this guidance on January 1, 2018 resulted in a $1.9 million increase to beginning retained earnings and a $995,000 increase to beginning accumulated other comprehensive loss. Further, beginning with the first quarter of 2018, Park's fair value disclosures (see Note 26 - Fair Value), have incorporated the revised disclosure requirements for financial investments.

ASU 2016-15 - Statement of Cash Flows (Topic 203): Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force):  In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 203): Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force).  This ASU provides guidance on eight specific cash flow issues where then current GAAP was either unclear or did not include specific guidance. The new guidance is effective for annual reporting periods, and interim reporting periods within those annual periods, beginning after December 15, 2017.  The adoption of this guidance on January 1, 2018 did not have an impact on Park's consolidated financial statements. As such transactions arise, management will utilize the updated guidance in providing disclosures within Park’s consolidated statements of cash flows.

ASU 2017-07 - Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost: In March 2017, the FASB issued ASU 2017-07 - Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. This ASU requires that an employer report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component. The new guidance is effective for annual reporting periods, and interim reporting periods within those annual periods, beginning after December 15, 2017. As a result of the adoption of this guidance on January 1, 2018, all prior periods have been recast to separately record the service cost component and other components of net benefit cost. For all periods presented, this resulted in an increase in other income and an offsetting increase in other expense with no change to net income. See Note 19 - Benefit Plans, for further details.

ASU 2017-09 - Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting: In May 2017, the FASB issued ASU 2017-09 - Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting. This ASU amends the guidance concerning which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting under Topic 718. The new guidance is effective for annual reporting periods, and interim reporting periods within those annual periods, beginning after December 15, 2017. The adoption of this guidance on January 1, 2018 did not impact Park's consolidated financial statements.

ASU 2017-12 - Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities: In August 2017, the FASB issued ASU 2017-12 - Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. This ASU amends the current guidance with the objective of improving the financial reporting of hedging relationships to better portray the economic results of an entity's risk management activities in its financial statements. In addition, this ASU amends the current guidance to simplify the application of the hedge accounting guidance. The new guidance is effective for annual reporting periods, and interim reporting periods within those annual periods, beginning after December 15, 2018. Early adoption is permitted for interim or annual periods. The early adoption of this guidance on July 1, 2018 did not have an impact on Park's consolidated financial statements. Park will apply this guidance to future transactions.

ASU 2018-02 - Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income: In February 2018, the FASB issued ASU 2018-02 - Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This ASU allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects, resulting from the federal corporate income tax rate enacted under the Tax Cuts and Jobs Act. The amount of the reclassification is the difference between the historical federal corporate income tax rate and the newly-enacted 21% federal corporate income tax rate. The guidance is effective for annual reporting periods, and interim reporting periods within those annual periods, beginning after December 15, 2018. Early adoption is permitted for interim or annual periods. The early adoption of this guidance effective January 1, 2018 resulted in a $3.8 million increase to Park's accumulated other comprehensive loss and a $3.8 million increase to retained earnings.

ASU 2018-03 - Technical Corrections and Improvements to Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. In February 2018, the FASB issued ASU 2018-03 - Technical Corrections and Improvements to Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU includes amendments that clarify certain aspects of the guidance issued in ASU 2016-01. Park considered this clarification in determining the appropriate adoption of ASU 2016-01 effective as of January 1, 2018.

Issued But Not Yet Effective Accounting Standards

ASU 2016-02 - Leases (Topic 842): In February 2016, the FASB issued ASU 2016-02 - Leases (Topic 842). This ASU will require all organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. Additional qualitative and quantitative disclosures will be required so that users can understand more about the nature of an entity’s leasing activities. The new guidance is effective for annual reporting periods and interim reporting periods within those annual periods, beginning after December 15, 2018. The adoption of this guidance on January 1, 2019 resulted in an approximate $11.1 million increase in assets and an approximate $11.0 million increase in liabilities, but is not expected to have a material impact on Park's Consolidated Statements of Income.

ASU 2016-13 - Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments: In June 2016, FASB issued ASU 2016-13 - Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new guidance replaces the incurred loss model with an expected loss model, which is referred to as the current expected credit loss ("CECL") model. The CECL model is applicable to the measurement of credit losses on financial assets measured at amortized cost, including loan receivables, HTM debt securities, and reinsurance receivables. It also applies to off-balance sheet credit exposures not accounted for as insurance (loan commitments, standby letters of credit, financial guarantees, and other similar instruments) and net investments in leases recognized by a lessor. The CECL model requires an entity to estimate credit losses over the life of an asset or off-balance sheet exposure. The new guidance is effective for annual reporting periods and interim reporting periods within those annual periods, beginning after December 15, 2019. Early adoption is permitted for annual reporting periods and interim reporting periods within those annual periods, beginning after December 15, 2018.

Management is currently evaluating the impact of the adoption of this guidance on Park's consolidated financial statements. We anticipate that the adoption of the CECL model will result in a material increase to Park's allowance for loan losses. Management has established a committee to oversee the implementation of the CECL model and is currently in the process of evaluating segmentation and model selection. Management plans to run our current allowance model and a CECL model concurrently beginning with March 31, 2019 data.

ASU 2017-08 - Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities: In March 2017, the FASB issued ASU 2017-08 - Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. This ASU amends the amortization period for certain purchased callable debt securities held at a premium. It shortens the amortization period for the premium to the earliest call date. Under current GAAP, premiums on callable debt securities generally are amortized to the maturity date. The new guidance is effective for annual reporting periods, and interim reporting periods within those annual periods, beginning after December 15, 2018. The adoption of this guidance on January 1, 2019 did not have a material impact on Park's consolidated financial statements.

ASU 2018-10 - Codification Improvements to Topic 842, Leases: In July 2018, the FASB issued ASU 2018-10 - Codification Improvements to Topic 842, Leases. This ASU includes amendments that clarify certain aspects of the guidance issued in ASU 2016-02. Park considered this clarification in determining the appropriate adoption of ASU 2016-02 on January 1, 2019.

ASU 2018-11 - Leases (Topic 842): Targeted Improvements: In July 2018, the FASB issued ASU 2018-11 - Leases (Topic 842): Targeted Improvements. This ASU amends the guidance in ASU 2016-02 which is not yet effective. The amendments in the ASU provide entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings for the period of adoption. Additionally, this amendment provides lessors with a practical expedient, by class of asset, to not separate nonlease components from the associated lease component and, instead, to account for those components as a single component if certain criteria are met. Park considered this clarification in determining the appropriate adoption of ASU 2016-02 on January 1, 2019.

ASU 2018-13 - Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement: In August 2018, the FASB issued ASU 2018-13 - Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. This ASU modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement by removing, modifying and adding certain requirements. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted upon issuance of this ASU. An entity is permitted to early adopt and remove or modify disclosures upon issuance of the ASU and delay adoption of the additional disclosures until their effective date. The adoption of this guidance will not have an impact on Park’s consolidated financial statements, but will impact disclosures.

ASU 2018-14 - Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20): Disclosure Framework - Changes to the Disclosure Requirements for Defined Benefit Plans: In August 2018, the FASB issued ASU 2018-14 - Disclosure Framework - Changes to the Disclosure Requirements for Defined Benefit Plans. These amendments in this ASU modify the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans by removing disclosures that are no longer considered cost beneficial, clarifying the specific requirements of disclosures and adding disclosure requirements identified as relevant. The amendments in this ASU are effective for fiscal years ending after December 15, 2020. Early adoption is permitted. The adoption of this guidance will not have an impact on Park’s consolidated financial statements, but will impact disclosures.

ASU 2018-16 - Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes: In October 2018, the FASB issued ASU 2018-16 - Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes. The amendments in this ASU permit use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815 in addition to the interest rates on direct Treasury obligations of the U.S. government ("UST"), the LIBOR swap rate, the OIS rate based on the Fed Funds Effective Rate, and the SIFMA Municipal Swap Rate. The amendments in this ASU are effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. The adoption of this guidance on January 1, 2019 did not have an impact on Park’s consolidated financial statements.

ASU 2018-19 - Codification Improvements to Topic 326, Financial Instruments - Credit Losses: In November 2018, the FASB issued ASU 2018-19 - Codification Improvements to Topic 326, Financial Instruments - Credit Losses. The amendment in this ASU clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. Park will consider this clarification in determining the appropriate adoption of ASU 2016-13, effective for annual reporting periods and interim reporting periods within those annual periods, beginning after December 15, 2019.

ASU 2018-20 - Leases (Topic 842): Narrow - Scope Improvements for Lessors: In December 2018, the FASB issued ASU 2018-20 - Leases (Topic 842): Narrow - Scope Improvements for Lessors. The amendments in this ASU address the treatment of certain sales taxes and other similar taxes, certain lessor costs and recognition of variable payments for contracts with lease and nonlease components. Park considered this clarification in determining the appropriate adoption of ASU 2016-02 on January 1, 2019.